Provisions for retirement benefit obligations - Sensitivity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for retirement benefit obligations
Benefit obligation at December 31	€ 1,762	€ 1,559	€ 1,234
Discount rate
Provisions for retirement benefit obligations
Percentage of reasonably possible increase or decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption (as a percent)	2.10%	2.20%	2.30%
Discount rate at 3.15%
Provisions for retirement benefit obligations
Benefit Obligation Percentage	3.15%
Benefit obligation at December 31	€ 1,799
Discount rate at 3.40%
Provisions for retirement benefit obligations
Benefit Obligation Percentage	3.40%
Benefit obligation at December 31	€ 1,762
Discount rate at 3.65%
Provisions for retirement benefit obligations
Benefit Obligation Percentage	3.65%
Benefit obligation at December 31	€ 1,726
Discount rate at 2.95%
Provisions for retirement benefit obligations
Benefit Obligation Percentage		2.95%
Benefit obligation at December 31		€ 1,595
Discount rate at 3.20%
Provisions for retirement benefit obligations
Benefit Obligation Percentage		3.20%
Benefit obligation at December 31		€ 1,559
Discount rate at 3.45%
Provisions for retirement benefit obligations
Benefit Obligation Percentage		3.45%	3.45%
Benefit obligation at December 31		€ 1,525
Discount rate at 3.45%
Provisions for retirement benefit obligations
Benefit obligation at December 31			€ 1,263
Discount rate at 3.70%
Provisions for retirement benefit obligations
Benefit Obligation Percentage			3.70%
Benefit obligation at December 31			€ 1,234
Discount rate at 3.95%
Provisions for retirement benefit obligations
Benefit Obligation Percentage			3.95%
Benefit obligation at December 31			€ 1,205